Key management personnel disclosures	6 Months Ended
Dec. 31, 2025
Key management personnel disclosures [Abstract]
Key management personnel disclosures
Note 24. Key management personnel disclosures

Compensation
The aggregate compensation made to directors and other members of key management personnel of the company is set out below:

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$	$

Salaries and short-term employee benefits	1,456	3,015
Post-employment benefits	38	75
Share-based payments	1,351	3,539

Total key management personnel compensation	2,845	6,629

Transactions with directors and KMP

With the exception of the disclosures within this note, no director or executive has entered into any material contracts with the Group since the end of the previous financial period and there were no material contracts involving director or executive interests existing at period end.

The Company has entered into indemnity deeds to indemnify executives and directors of the Company against certain liabilities incurred in the course of performing their duties.